Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) SecurityLoan	Dec. 31, 2019 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	8,729	10,863	10,860
Amount Defaulted | $	$ 220	$ 266	$ 331
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,148	1,040	836
Amount Defaulted | $	$ 80	$ 46	$ 71
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	50	36	39
Amount Defaulted | $	$ 30	$ 24	$ 15
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	38	137	191
Amount Defaulted | $	$ 5	$ 15	$ 18
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	307	380	334
Amount Defaulted | $	$ 4	$ 10	$ 5
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6,688	8,273	8,012
Amount Defaulted | $	$ 35	$ 40	$ 35
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8,231	9,866	9,413
Amount Defaulted | $	$ 154	$ 135	$ 144
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	498	997	1,447
Amount Defaulted | $	$ 66	$ 131	$ 187